Warrants	12 Months Ended
Dec. 31, 2020
Warrants [Abstract]
Warrants [Text Block]

24. Warrants

The following table summarizes the Company's movements for the warrants outstanding:

	2020			2019
			Weighted			Weighted
			average			average
	Number of		exercise	Number of		exercise
	Warrants(i)	Amount	price	Warrants	Amount	price
		$	$		$	$
Balance - January 1	5,480,000	18,072	36.50	11,195,500	30,901	27.61
Expired	—	—	—	(5,715,500)	(12,829)	19.08
Balance - December 31	5,480,000	18,072	36.50	5,480,000	18,072	36.50

(i) 5,715,500 warrants entitling the holder to purchase one common share of Osisko at a price of $19.08 expired unexercised on February 26, 2019.

(ii) 5,480,000 warrants entitling the holder to purchase one common share of Osisko at a price of $36.50 until March 5, 2022.